                            OppenheimerFunds, Inc.
                              498 Seventh Avenue
                           New York, New York 10018

January 2, 2003

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:  Oppenheimer Quest Value Fund, Inc.
              Reg. No. 2-65223; File No. 811-2944
              EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional Information of the Registrant,  dated December 23, 2002, no changes were made from the  Prospectus  and the  Statement of  Additional  Information
contained in Post-Effective Amendment No. 50 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on December 23, 2002.

                                    Very truly yours,

                                    /s/Peter E. Pisapia
                                    ---------------------------------------
                                    Peter E. Pisapia
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-0248

Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond